Document and Entity Information	Sep. 12, 2024
Cover [Abstract]
Entity Registrant Name	REPLIGEN CORP
Amendment Flag	false
Entity Central Index Key	0000730272
Document Type	8-K
Document Period End Date	Sep. 12, 2024
Entity Incorporation State Country Code	DE
Entity File Number	000-14656
Entity Tax Identification Number	04-2729386
Entity Address, Address Line One	41 Seyon Street
Entity Address, Address Line Two	Bldg. 1
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	(781)
Local Phone Number	250-0111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	RGEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false